FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The carrying amount and fair value of financial instruments are shown below:

	December 31, 2022		December 31, 2021
US$ MILLIONS	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Available-for-sale fixed maturity securities	$16,316	$16,316	$2,417	2,417
Equity securities	1,253	1,253	361	361
Mortgage loans on real estate, net of allowance	5,888	5,637	390	392
Private loans	1,144	1,086	294	297
Investment funds	1,671	1,671	263	263
Policy loans	374	374	—	—
Short-term investments	2,402	2,402	1,203	1,203
Separate account assets	1,045	1,045	—	—
Other invested assets:
Derivative assets	44	44	146	146
Separately managed accounts[1]	127	127	—	—
Other[2]	40	40	344	344
Reinsurance funds withheld	5,812	5,812	4,801	4,801
Total financial assets	$36,116	$35,807	$10,219	$10,224
Financial liabilities
Policyholders’ account balances – embedded derivative	$907	$907	$190	190
Market risk benefit	124	124	68	68
Other liabilities:
Derivative liabilities	38	38	1	1
Funds withheld liabilities	10	10	12	12
Notes payable	151	151	—	—
Corporate and subsidiary borrowings	3,652	3,625	693	693
Separate account liabilities	1,045	1,045	—	—
Total financial liabilities	$5,927	$5,900	$964	$964
1.Balance as at December 31, 2022 includes $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy.
2.Balance as at December 31, 2021 includes $344 million of our investment in AEL that are not subject to fair value hierarchy.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability. A fair value hierarchy is used to determine fair value based on a hypothetical transaction at the measurement date from the perspective of a market participant. The Company has evaluated the types of securities in its investment portfolio to determine an appropriate hierarchy level based upon trading activity and the observability of market inputs. The classification of assets or liabilities within the fair value hierarchy is based on the lowest level of significant input to its valuation. The input levels are defined as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities
Level 2
Quoted prices in markets that are not active or inputs that are observable directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities

Level 3
Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Unobservable inputs reflect The Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and third-party evaluation, as well as instruments for which the determination of fair value requires significant management judgment or estimation

Valuation Techniques for Financial Instruments Recorded at Fair Value

Available-for-sale Fixed Maturity Securities and Equity Options — The Company utilizes pricing services to estimate fair value measurements. The fair value for available-for-sale fixed maturity securities that are disclosed as Level 1 measurements are based on unadjusted quoted market prices for identical assets that are readily available in an active market. The estimates of fair value for most available-for-sale fixed maturity securities, including municipal bonds, provided by the pricing service are disclosed as Level 2 measurements as the estimates are based on observable market information rather than market quotes. The pricing service utilizes market quotations for available-for-sale fixed maturity securities that have quoted prices in active markets. Since available-for-sale fixed maturity securities generally do not trade on a daily basis, the pricing service prepares estimates of fair value measurements for these securities using its proprietary pricing applications, which include available relevant market information, benchmark curves, benchmarking of like securities, sector groupings and matrix pricing. Additionally, an option adjusted spread model is used to develop prepayment and interest rate scenarios.

The pricing service evaluates each asset class based on relevant market information, credit information, perceived market movements and sector news. The market inputs utilized in the pricing evaluation, listed in the approximate order of priority, include: benchmark yields, reported trades, pricing source quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and economic events. The extent of the use of each market input depends on asset class and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

The Company has reviewed the inputs and methodology used and the techniques applied by the pricing service to produce quotes that represent the fair value of a specific security. The review confirms that the pricing service is utilizing information from observable transactions or a technique that represents a market participant’s assumptions. The Company does not adjust quotes received from the pricing service. The pricing service utilized by The Company has indicated that they will only produce an estimate of fair value if there is objectively verifiable information available.

The Company holds a small amount of private placement debt and available-for-sale fixed maturity securities that have characteristics that make them unsuitable for matrix pricing. For these securities, a quote from an independent pricing source (typically a market maker) is obtained. Due to the disclaimers on the quotes that indicate the price is indicative only, the Company includes these fair value estimates in Level 3.

For securities priced using a quote from an independent pricing source, such as the equity-indexed options and certain available-for-sale fixed maturity securities, The Company uses a market-based fair value analysis to validate the reasonableness of prices received. Price variances above a certain threshold are analyzed further to determine if any pricing issue exists. This analysis is performed quarterly.
Equity Securities — For publicly-traded equity securities, prices are received from a nationally recognized pricing service that are based on observable market transactions, and these securities are classified as Level 1 measurements. For certain preferred stock, current market quotes in active markets are unavailable. In these instances, an estimated fair value is received from the pricing service. The service utilizes similar methodologies to price preferred stocks as it does for available-for-sale fixed maturity securities. If applicable, these estimates would be disclosed as Level 2 measurements. The Company tests the accuracy of the information provided by reference to other services annually.

Short-term Investments — Short-term investments are primarily commercial paper rated A2 or P2 or better by Standard & Poor's and Moody's, respectively. Commercial paper is carried at amortized cost which approximates fair value. These investments are classified as Level 2 measurements.

Separate Account Assets and Liabilities — Separate account assets and liabilities are funds that are held separate from the general assets and liabilities of the Company. Separate account assets include funds representing the investments of variable insurance product contract holders, who bear the investment risk of such funds. Investment income and investment gains and losses from these separate funds accrue to the benefit of the contract holders. The Company reports separately, as assets and liabilities, investments held in such separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from The Company’s general account liabilities; (iii) investments are directed by the contract holder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contract holder. In addition, The Company's qualified pension plan assets are included in separate accounts. The assets of these accounts are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in the consolidated statements of operations. Separate accounts are established in conformity with insurance laws and are not chargeable with liabilities that arise from any other business of The Company.

The separate account assets included on the quantitative disclosures fair value hierarchy table are comprised of short-term investments, equity securities, and available-for-sale fixed maturity. Equity securities are classified as Level 1 measurements. Short-term investments and available-for-sale fixed maturity securities are classified as Level 2 measurements. These classifications for separate account assets reflect the same fair value level methodologies as listed above as they are derived from the same vendors and follow the same process.

The separate account assets also include cash and cash equivalents, investment funds, accrued investment income, and receivables for securities. These are not included in the quantitative disclosures of fair value hierarchy table.

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2022 and 2021, respectively.

Reinsurance Funds Withheld — Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
Market Risk Benefits are classified as Level 3 fair value measurements as the fair value is based on unobservable inputs. The key assumptions for calculating the fair value of the MRBs are market assumptions such as equity market returns, interest rate levels, market volatility and correlations and policyholder behavior assumptions such as lapse, mortality, utilization and withdrawal patterns. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our nonperformance risk.

Derivative Assets/Derivative Liabilities
•Foreign currency forward contracts — discounted cash flow model — forward exchange rates (from observable forward exchange rates at the end of the reporting period); discounted at a credit adjusted rate.
•Interest rate contracts - discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate.
•Warrants – intrinsic value based on the difference between strike prices and the unadjusted quoted prices of underlying equity investments in active markets.

Embedded Derivatives — The amounts reported within policyholder contract deposits include equity linked interest crediting rates based on the S&P 500 within indexed annuities and indexed life. The following unobservable inputs are used for measuring the fair value of the embedded derivatives associated with the policyholder contract liabilities:
•Lapse rate assumptions are determined by company experience. Lapse rates are generally assumed to be lower during a contract’s surrender charge period and then higher once the surrender charge period has ended. Decreases to the assumed lapse rates generally increase the fair value of the liability as more policyholders persist to collect the crediting interest pertaining to the indexed product. Increases to the lapse rate assumption decrease the fair value.
•Mortality rate assumptions vary by age and gender based on company and industry experience. Decreases to the assumed mortality rates increase the fair value of the liabilities as more policyholders earn crediting interest. Increases to the assumed mortality rates decrease the fair value as higher decrements reduce the potential for future interest credits.
•Equity volatility assumptions begin with current market volatilities and grow to long-term values. Increases to the assumed volatility will increase the fair value of liabilities, as future projections will produce higher increases in the linked index.

Fair values of indexed life and annuity liabilities are calculated using the discounted cash flow technique. Shown below are the significant unobservable inputs used to calculate the Level 3 fair value of the embedded derivatives within policyholder contract deposits (in millions, except range percentages):

	Fair Value
US$ MILLIONS	December 31, 2022	December 31, 2021	Unobservable Input
Embedded derivative
Indexed Annuities and indexed life	$907	$190	Lapse Rate
			Mortality Multiplier
			Equity Volatility

Funds withheld liabilities— Valuation model is based on quoted prices of similar traded securities in active markets. For example, interest rates and yield curves observed at commonly quoted intervals, implied volatility, credit spread and market-corroborated inputs.
The fair value hierarchy measurements of the financial instruments are shown below:

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at December 31, 2022
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$110	$40	$70	$—
U.S. states and political subdivisions	855	—	855	—
Foreign governments	318	—	318	—
Corporate debt securities	13,491	—	13,045	446
Residential mortgage-backed securities	127	—	127	—
Commercial mortgage-backed securities	408	—	408	—
Collateralized debt securities	1,007	—	561	446
Total available-for-sale fixed maturity securities	16,316	40	15,384	892
Equity securities
Common stock	1,156	989	—	167
Preferred stock	75	36	—	39
Private equity and other	22	—	—	22
Total equity securities	1,253	1,025	—	228
Short-term investments	2,402	1,160	—	1,242
Separate account assets[1]	1,012	313	699	—
Other invested assets:
Derivative assets	44	—	43	1
Separately managed accounts	127	—	—	127
Reinsurance funds withheld	5,806	—	5,806	—
Total financial assets	$26,960	$2,538	$21,932	$2,490
Financial liabilities
Policyholders’ account balances – embedded derivative	907	—	181	726
Market risk benefit	124	—	—	124
Other liabilities:
Derivative liabilities	38	25	13	—
Funds withheld liabilities	10	—	10	—
Separate account liabilities[1]	1,012	313	699	—
Total Financial liabilities	$2,091	$338	$903	$850
1.As at December 31, 2022, balance includes $33 million of assets, and corresponding liabilities, that are not subject to fair value hierarchy.

	Assets and Liabilities Carried at Fair Value by Hierarchy Level at December 31, 2021
US$ MILLIONS	Total Fair Value	Level 1	Level 2	Level 3
Financial assets
Available-for-sale fixed maturity securities
U.S. treasury and government	$106	$22	$84	$—
Foreign governments	358	358	—	—
Corporate debt securities	1,787	—	1,787	—
Commercial mortgage-backed securities	149	—	149	—
Collateralized debt securities	17	—	17	—
Total available-for-sale fixed maturity securities	2,417	380	2,037	—
Equity securities
Common stock	244	243	—	1
Preferred stock	19	7	2	10
Private equity and other	98	—	—	98
Total equity securities	361	250	2	109
Short-term investments	1,203	1,203	—	—
Other invested assets:
Derivative assets	146	9	137	—
Reinsurance funds withheld	4,801	—	4,801	—
Total financial assets	$8,928	$1,842	$6,977	$109
Financial liabilities
Policyholders’ account balances – embedded derivative	190	—	—	190
Other liabilities:
Derivative liabilities	1	—	1	—
Funds withheld liabilities	12	—	12	—
Total Financial liabilities	$203	$—	$13	$190

There were no transfers between Level 1 and Level 2 fair value hierarchies during the periods presented. The Company’s valuation of financial instruments categorized as Level 3 in the fair value hierarchy are based on valuation techniques that use significant inputs that are unobservable or had a decline in market activity that obscured observability. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models and discounted cash flow methodology based on spread/yield assumptions.

Equity-Index Options — Certain over the counter equity options are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility and forward price/dividend assumptions. Other primary inputs include interest rate assumptions (risk-free rate assumptions), and underlying equity quoted index prices for identical or similar assets in markets that exhibit less liquidity relative to those markets.
Available-for-sale fixed maturity Securities — These bonds use cost as the best estimate of fair value. They are valued at cost because the value would not change unless there is a fundamental deterioration in the portfolio. There is no observable market valuation price or third-party sources that provide market values for these securities since they are not publicly traded. The common and preferred stock are valued at market transaction, option pricing method, or guideline public company method based on the best available information.

Separately Managed Accounts — The separately managed account manager uses the mid-point of a range from a third-party to price these securities. Discounted cash flows (yield analysis) and market transactions approach are used in the valuation. They use discount rates which is considered an unobservable input.

Fair Value Information About Financial Instruments Not Recorded at Fair Value

Information about fair value estimates for financial instruments not measured at fair value is discussed below:

Mortgage Loans — The fair value of mortgage loans is estimated using discounted cash flow analyses on a loan-by-loan basis by applying a discount rate to expected cash flows from future installment and balloon payments. The discount rate takes into account general market trends and specific credit risk trends for the individual loan. Factors used to arrive at the discount rate include inputs from spreads based on U.S. Treasury notes and the loan’s credit quality, region, property-type, lien priority, payment type and current status.

Separately Managed Accounts — The amounts reported in separately managed accounts consist primarily of notes and private equity. These investments are private placements and do not have a readily determinable fair value. The carrying value of the separately managed accounts is cost or market value, if available from the separately managed account manager. Market value is provided by the separately managed account manager in subsequent quarters. The Company believes that cost approximates fair value at initial recognition during the quarter of investment.

Policy Loans — The carrying value of policy loans is the outstanding balance plus any accrued interest. Due to the collateralized nature of policy loans such that they cannot be separated from the policy contracts, the unpredictable timing of repayments and the fact that settlement is at outstanding value, as such the carrying value of policy loans approximates fair value.

Corporate and Subsidiary Borrowings — Corporate and Subsidiary Borrowings are carried at outstanding principal balance. The carrying value approximates fair value because the carrying value represents the amount owing and payable to the creditor at the balance sheet date.

Notes Payable — Notes payable are carried at outstanding principal balance. The carrying value of the notes payable approximates fair value because the underlying interest rates approximate market rates at the balance sheet date.
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis are shown below:

AS AT DEC. 31, 2022 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$5,888	$5,637
Private loans, net of allowance	3	1,144	1,086
Policy loans	2	374	374
Separately managed accounts	3	127	127
Total financial assets		$7,533	$7,224
Financial liabilities
Corporate and Subsidiary Borrowings	3	$3,652	$3,625
Notes payable	3	151	151
Total financial liabilities		$3,803	$3,776

AS AT DEC. 31, 2021 US$ MILLIONS	FV Hierarchy Level	Carrying Amount	Fair Value
Financial assets
Mortgage loans on real estate, net of allowance	3	$390	$392
Private loans, net of allowance	3	294	297
Total financial assets		$684	$684
Financial liabilities
Corporate and Subsidiary Borrowings	3	$693	$693
Notes payable	3	151	151
Total financial liabilities		$844	$844
The following table presents the changes in the balance of financial assets and liabilities classified as Level 3 as at December 31, 2022 and 2021:

	2022		2021
AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$109	$—	$—	$—
Fair value changes in net income	(44)	—	—	—
Fair value changes in other comprehensive income	(183)	—	—	—
Acquisitions from business combination	489
Additions	2,570	—	109	—
Disposals	(451)	—	—	—
Balance, end of year	$2,490	$—	$109	$—
Certain comparative amounts have been reclassified to be consistent with the current year's presentation.

There were no transfers between Level 1, Level 2 or Level 3 during the years ended December 31, 2022 and December 31, 2021.
The following summarizes the fair value, valuation techniques and unobservable inputs of the Level 3 fair value measurements:

Type of Asset	Valuation Techniques	Significant Unobservable Inputs
Equity-index Option	Heston and Black-Scholes Valuation models	• Interest rate (risk-free rate assumptions) • Underlying equity quoted index prices
Available-for-sale fixed maturity securities	Corporate debt securities • Discounted cash flows (yield analysis) • Income approach • Price at cost	Corporate debt securities • Contractual cash flows • Duration • Call provisions • Weighted-average life • Risk premium • Coupon rate
	Collateralized debt securities • Broker quotes • Income approach	Collateralized debt securities • Contractual cash flows • Weighted-average coupon and maturity • Collateral type • Loss severity • Geography
Common shares, preferred shares and private equity	• Broker quotes • Income approach • Current Value Method ("CVM") • Guideline public company method[1]	• Security structure • Last Twelve Months ("LTM") Revenue Multiple[3] • Next Calendar Year ("NCY") Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM EBITDA Multiple[2]
Separately managed accounts	Common Stock and Warrants • Guideline public company method uses price multiples from data on comparable public companies. • Option pricing method • CVM	Common Stock and Warrants • NCY Multiple • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2] • Term • Volatility • Discount for lack of marketability ("DLOM")
	Preferred Stock • Guideline public company method uses price multiples from data on comparable public companies. • CVM	Preferred Stock • NCY Revenue Multiple[5] • NCY +1 EBITDA Multiple[4] • LTM Revenue Multiple[3] • LTM EBITDA Multiple[2]
	Fixed Income • Discounted cash flows (yield analysis) • market transactions approach • CVM • Cost	Fixed Income • Discount rate • NCY EBITDA
1.Guideline public company method uses price multiples from data on comparable public companies. Multiples are then adjusted to account for differences between what is being valued and comparable firms.
2.Last Twelve Months (“LTM”) EBITDA Multiple valuation metric shows earnings before interest, taxes, depreciation and amortization adjustments for the past 12-month period.
3.LTM Revenue Multiple valuation metric shows revenue for the past 12-month period.
4.Next Calendar Year (“NCY”) EBITDA Multiple is the forecasted EBITDA expected to be achieved over the next calendar year.
5.NCY Revenue forecast revenue over the next calendar year.